              As filed with the Securities and Exchange Commission
                              on February 25, 2005


                        Registration No. 333-447 811-7505
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                       ----------------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

                           Pre-Effective Amendment No.
[ ]


                        Post-Effective Amendment No. 30
[X]


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]


                                Amendment No. 33
[X]


                        (Check appropriate box or boxes)

                       AMERICAN INDEPENDENCE FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                Address of Principal Executive Offices Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 266-8787

                                David Bunstine

                               BISYS Fund Services
                                3435 Stelzer Road

                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Thomas Majewski, Esq.


                         Thacher, Proffitt & Wood, LLP
                          Two World Financial Center



                            New York, New York 10821


             It is proposed that this filing will become effective:

                        immediately upon filing pursuant to Rule 485(b)
                  ---


                   X    on February 28, 2005 pursuant to Rule 485(b)
                  ---


                        60 days after filing pursuant to Rule 485(a)
                  ---
                        75 days after filing pursuant to Rule 485(a)
                  ---


                        on [date] pursuant to Rule 485(a)
                  ---



                   X    This post-effective amendment designates a new
                  ---   effective date for a previous filed post-effective
                        amendment

     The Registrant hereby incorporates by reference Parts A, B and C of Post-effective Amendment 29 filed on December 23, 2004.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the day of February 25, 2005.



                                              AMERICAN INDEPENDENCE FUNDS TRUST

                                              By:  /s/ David Bunstine
                                                   ----------------------------
                                                   David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                     Title                             Date
/s/  Terry L. Carter*                         Trustee                     February 25, 2005
----------------------------
     Terry L. Carter


/s/  Thomas F. Kice*                          Trustee                     February 25, 2005
----------------------------
     Thomas F. Kice


/s/  George Mileusnic*                        Trustee                     February 25, 2005
----------------------------
     George Mileusnic


/s/  John J. Pileggi*                         Trustee                     February 25, 2005
----------------------------
     John J. Pileggi


/s/  Phillip J. Owings*                       Trustee                     February 25, 2005
----------------------------
     Phillip J. Owings



/s/  Ronald Baldwin*                          Trustee                     February 25, 2005
----------------------------
     Ronald Baldwin



/s/  Peter L. Ochs*                           Trustee                     February 25, 2005
----------------------------
     Peter L. Ochs



/s/ David Bunstine                           President                    February 25, 2005
----------------------------
    David Bunstine



/s/  Trent Statzcar                          Treasurer                    February 25, 2005
----------------------------            (Principal Financial
     Trent Statzcar                    and Accounting Officer)



*By: /s/ David Bunstine                                                   February 25, 2005
----------------------------
     David Bunstine
     Attorney-in-Fact

                          AMR INVESTMENT SERVICES TRUST
                                   SIGNATURES


         AMR Investment Services Trust certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of the American Independence Funds Trust to be signed on its behalf by the undersigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Fort Worth and the State of Texas, on this 25th day of February, 2005.


AMR INVESTMENT SERVICES TRUST

By:    /s/ William F. Quinn
       ---------------------------------
       William F. Quinn, President


         This Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of the American Independence Funds Trust has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.



Signature                                                     Title                              Date
---------                                                     -----                              ----

/s/ William F. Quinn                                          President (Principal               February 25, 2005
------------------------------------                          Executive Officer)
William F. Quinn                                              and Trustee

/s/ Rebecca L. Harris                                         Treasurer (Principal               February 25, 2005
------------------------------------                          Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                                           Trustee                            February 25, 2005
------------------------------------
W. Humphrey Bogart

Brenda A. Cline*                                              Trustee                            February 25, 2005
------------------------------------
Brenda A. Cline

Alan D. Feld*                                                 Trustee                            February 25, 2005
------------------------------------
Alan D. Feld

Richard A. Massman*                                           Trustee                            February 25, 2005
------------------------------------
Richard A. Massman

Stephen D. O'Sullivan*                                        Trustee                            February 25, 2005
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                                             Trustee                            February 25, 2005
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                                          Trustee                            February 25, 2005
------------------------------------
Kneeland Youngblood


*BY:     /s/ William F. Quinn
         ------------------------------------
         William F. Quinn, Attorney-in-Fact